SHARE-BASED PAYMENTS - Long-term Share Unit Aware Incentive Plan (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of long-term share units granted (in shares)	2,177	987
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of long-term share units granted (in shares)	704	469
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of long-term share units granted (in shares)	1,429	487
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of long-term share units granted (in shares)	44	31